Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Manufacturing supplies	$ 38.5	$ 32.8
Raw materials	56.8	42.9
Work in process	110.3	81.6
Finished products	91.1	71.6
Subtotal	296.7	228.9
Allowance for surplus and obsolete inventory	(2.9)	(1.9)
Total Inventories, net	$ 293.8	$ 227.0